SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Loans held for sale, Carrying Value	$ 196,000	$ 481,000
Amortization of Mortgage Servicing Rights (MSRs)	28,000	22,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	13,200,000	12,600,000
Loan Sold Under Fhlb Program	4,100,000
Average Loan Serviced	12,700,000
Servicing Fees, Net	35,000	34,000
Mortgage Loans on Real Estate, Periodic Payment Terms	30 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	9,000	17,000
Loans and Leases Receivable, Impaired, Description	Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).
Impaired Loans Pledged As Collateral Principal Balance	213,000	1,500,000
Impaired Loans Pledged As Collateral Related Allowance	14,000	97,000
Real Estate, Gross	648,000	881,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	13,000	58,000
Deposits From Related Parties	4,800,000	2,200,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	146,000	180,000
Employee Stock Ownership Plan Esop Shares In Esop Surrendered	70,620	27,047
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	2,000,000	2,100,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Grant Date Fair Value	280,000	324,000
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Second Mortgage [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	10.00%
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	75.00%
Mortgage Servicing Rights [Member]
Loans Held-for-sale, Mortgages	105,000	101,000
Loans To Qualified Borrowers [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Pentegra Db Plan [Member]
Entity Tax Identification Number	135645888
Multiemployer Plan Number	333
Multiemployer Plans, Plan Contributions		196,500,000	299,700,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%	5.00%
Pension and Other Postretirement Benefit Expense	$ 900,000	$ 742,000
First Federal Of Hazard [Member]
Defined Benefit Plan, Funded Percentage		100.66%
First Federal Of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		104.91%
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	168,486